Schedule of Assets (Held at End of Year) (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($) vote
EBP, Schedule of Asset Held for Investment [Line Items]
EIN	23-2790930
Plan Number	002
Loans to participants	$ 4,505,570
Total	$ 276,470,716
Number of loans outstanding | vote	545
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Loans to participants, interest rate	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Loans to participants, interest rate	9.50%
Investment, Identifier [Axis]: American Century | American Century In Retirement Trust Class III
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	$ 23,583,664
Investment, Identifier [Axis]: American Century | American Century Retirement Date 2030 Trust Class III
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	24,064,829
Investment, Identifier [Axis]: American Century | American Century Retirement Date 2035 Trust Class III
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	25,323,546
Investment, Identifier [Axis]: American Century | American Century Retirement Date 2040 Trust Class III
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	15,027,760
Investment, Identifier [Axis]: American Century | American Century Retirement Date 2045 Trust Class III
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	14,542,105
Investment, Identifier [Axis]: American Century | American Century Retirement Date 2050 Trust Class III
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	13,445,088
Investment, Identifier [Axis]: American Century | American Century Retirement Date 2055 Trust Class III
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	7,623,951
Investment, Identifier [Axis]: American Century | American Century Retirement Date 2060 Trust Class III
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	3,490,984
Investment, Identifier [Axis]: American Century | American Century Retirement Date 2065 Trust Class III
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	1,366,309
Investment, Identifier [Axis]: Diamond Hill | Diamond Hill Large Cap Fund Class Y
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	3,535,171
Investment, Identifier [Axis]: Dimensional Fund Advisors | DFA International Core Equity Portfolio International Class
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	2,907,248
Investment, Identifier [Axis]: Federal Investors, Inc. | Federated Hermes Total Return Bond Fund Institutional Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	5,355,974
Investment, Identifier [Axis]: Federated Investors, Inc. | Federated Hermes Prime Cash Obligation Fund Wealth
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	11,667,019
Investment, Identifier [Axis]: Harding International | Harding Loevner International Equity Portfolio International Class
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	1,854,086
Investment, Identifier [Axis]: JPMorgan | JPMorgan Emerging Markets Equity Fund Class L
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	3,193,417
Investment, Identifier [Axis]: JPMorgan | Undiscovered Managers Behavioral Value Fund Class L
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	1,631,229
Investment, Identifier [Axis]: Northwest Bancshares, Inc. | Northwest Bancshares, Inc. common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	44,010,120
Investment, Identifier [Axis]: T. Rowe Price | T. Rowe Price Blue Chip Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	21,495,462
Investment, Identifier [Axis]: T. Rowe Price | T. Rowe Price Integrated U.S. Small-Cap Growth Equity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	5,107,629
Investment, Identifier [Axis]: T. Rowe Price | T. Rowe Price Mid-Cap Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	7,470,045
Investment, Identifier [Axis]: The Vanguard Group | Vanguard 500 Index Fund Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	20,464,250
Investment, Identifier [Axis]: The Vanguard Group | Vanguard Short Term Investment-Grade Fund Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	2,604,621
Investment, Identifier [Axis]: The Vanguard Group | Vanguard Total Stock Market Index Fund Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	9,291,937
Investment, Identifier [Axis]: Victory Capital | Victory Sycamore Established Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	2,908,702
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	87,819,771
Collective investment trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	$ 128,468,236